Note 10 - Trade and Other Payables - Components of Trade and Other Payables (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Feb. 28, 2017
Statement Line Items [Line Items]
Trade payables	$ 3,420	$ 259	$ 534
Accrued liabilities and other payables	2,479	1,354	1,372
Employee salaries and benefits payable	754	513	484
Current payables to related parties	44	12	15
Total trade and other payables	$ 6,697	$ 2,138	$ 2,405